As filed with the Securities and Exchange Commission on June 9, 2023

1933 Act Registration No. 333-263619

1940 Act Registration No. 811-23785

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 10	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐

Amendment No. 12	☒

Volatility Shares Trust

(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4400

Palm Beach Gardens, Florida 33408

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 261-0273

Corporation Service Company

251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq. Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606	Barry I. Pershkow, Esq. Chapman and Cutler LLP 1717 Rhode Island Avenue NW Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On June 15, 2023 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 10 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 12 under the Investment Company Act of 1940 (the “1940 Act”) to the registration statement on Form N-1A of Volatility Shares Trust (the “Trust”) (collectively, the “Post-Effective Amendment No. 10”) is being filed solely for the purpose of delaying until June 15, 2023, the effectiveness of the registration statement for 2x Bitcoin Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 9 under the 1933 Act and Amendment No. 11 under the 1940 Act to the Trust’s registration statement on Form N-1A (“Post-Effective Amendment No. 9”).

This Post Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 9. This Post-Effective Amendment No. 10 does not affect the currently effective prospectuses and statements of additional information for the other series for the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Palm Beach Gardens, and State of Florida on the 9th day of June, 2023.

Volatility Shares Trust

By:	/s/ Justin Young
Justin Young
Trustee, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Justin Young	Chief Executive Officer, President and Trustee	June 9, 2023
Justin Young

/s/ Chang Kim	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	June 9, 2023
Chang Kim

Stephen Yu*	) Trustee)
	)	By: /s/ Justin Young
Anthony Ward*	) Trustee)	Justin Young Attorney-In-Fact
	)	June 9, 2023

Anthony Homsey*	) Trustee)
)

*	An original power of attorney authorizing Justin Young to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.